Financial Assets and Liabilities - Summary of Development in Borrowings Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of year	€ 644,265	€ 508,377
Repayments	(26,496)	(26,060)
Net proceeds	134,158	136,256
Additions	861	2,973
Remeasurements	(11,248)	0
Accretion of interest	65,419	43,967
Foreign exchange translation	49,657	(21,248)
End of year	856,616	644,265
Borrowings (excluding lease liabilities) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of year	545,472	399,186
Repayments	(11,819)	(12,054)
Net proceeds	134,158	136,256
Remeasurements	(11,248)
Accretion of interest	62,116	40,386
Foreign exchange translation	44,907	(18,302)
End of year	763,586	545,472
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of year	98,793	109,191
Repayments	(14,677)	(14,006)
Net proceeds	0
Additions	861	2,973
Accretion of interest	3,303	3,581
Foreign exchange translation	4,750	(2,946)
End of year	€ 93,030	€ 98,793